CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($)	Common Stock	Share Subscription	Equity settled employee benefits	Warrant	Finders' warrants	Foreign exchange reserve	Retained earnings	Total
Equity Balance, Starting at Sep. 30, 2020	$ 20,068,707	$ 0	$ 1,930,488	$ 641,848	$ 303,147	$ (24,239)	$ (18,618,507)	$ 4,301,444
Shares Outstanding, Starting at Sep. 30, 2020	22,048,547
Private Placements, amount	$ 4,065,589	0	0	0	0	0	0	4,065,589
Private Placements, Shares	6,412,367
Share issue costs	$ (502,142)	0	0	0	153,927	0	0	(348,215)
Acquisition of exploration and evaluation assets	$ 29,500	0	0	0	0	0	0	29,500
Acquisition of exploration and evaluation assets	70,000
Exercise of Finder's Warrants, Amount	$ 4,633	0	0	0	(1,828)	0	0	2,805
Exercise of Finder's Warrants, Shares	11,220
Exercise of warrants	$ 624,000	0	0	0	0	0	0	624,000
Exercise of warrants	1,248,000
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	202,304	0	0	0	0	202,304
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Share subscription								0
Net Income (Loss)	$ 0	0	0	0	0	(20,694)	(939,124)	(959,818)
Shares Outstanding, Ending at Sep. 30, 2021	29,790,134
Equity Balance, Ending at Sep. 30, 2021	$ 24,290,287	0	2,132,792	641,848	455,246	(44,933)	(19,557,631)	7,917,609
Private Placements, amount	$ 600,000	0	0	150,000	0	0	0	750,000
Private Placements, Shares	2,000,000
Share issue costs	$ (20,370)	0	0	0	0	0	0	(20,370)
Exercise of warrants								0
Stock Granted, Value, Share-based Compensation, Net of Forfeitures	$ 0	0	365,300	0	0	0	0	365,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Share subscription								0
Net Income (Loss)	$ 0	0	0	0	0	29,407	(2,051,990)	(2,022,583)
Shares Outstanding, Ending at Sep. 30, 2022	31,790,134
Equity Balance, Ending at Sep. 30, 2022	$ 24,869,917	0	2,498,092	791,848	455,246	(15,526)	(21,609,621)	6,989,956
Exercise of warrants	$ 21,965	0	0	0	0	0	0	21,965
Exercise of warrants	87,860
Share subscription	$ 0	85,000	0	0	0	0	0	85,000
Share subscription	0
Net Income (Loss)	$ 0	0	0	0	0	(22,578)	(795,040)	(817,618)
Shares Outstanding, Ending at Sep. 30, 2023	31,877,994
Equity Balance, Ending at Sep. 30, 2023	$ 24,891,882	$ 85,000	$ 2,498,092	$ 791,848	$ 455,246	$ (38,104)	$ (22,404,661)	$ 6,279,303